SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Assets	$ 36,580	$ 29,477	$ 21,275
Reportable segments
Disclosure of operating segments [line items]
Assets	16,527	16,632
Reportable segments | Utilities
Disclosure of operating segments [line items]
Assets	4,864	6,542
Reportable segments | Transport
Disclosure of operating segments [line items]
Assets	6,424	6,990
Reportable segments | Energy
Disclosure of operating segments [line items]
Assets	4,722	3,134
Reportable segments | Data Infrastructure
Disclosure of operating segments [line items]
Assets	1,446	1,049
Reportable segments | Corporate
Disclosure of operating segments [line items]
Assets	(929)	(1,083)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(2,350)	(3,134)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	17,545	11,668
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 4,858	$ 4,311